Condensed Combining Financial Information (Condensed Combining Balance Sheet) (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Current assets
Cash and cash equivalents	$ 424	$ 559	$ 717	$ 965
Receivables, net	1,041	865
Inventories	1,385	1,245
Prepaid expenses and other current assets	224	172
Total current assets	3,074	2,841
Goodwill and intangible assets	3,518	3,263
Property, plant and equipment, net	3,239	2,820
Other non-current assets	832	675
Total	10,663	9,599	10,050
Current liabilities
Short-term debt	62	33
Current maturities of long-term debt	64	161
Accounts payable and accrued liabilities	3,124	2,702
Total current liabilities	3,250	2,896
Long-term debt, excluding current maturities	5,217	4,717
Postretirement and pension liabilities	588	620
Other non-current liabilities	685	698
Commitments and contingent liabilities
Noncontrolling interests	322	302
Crown Holdings shareholders’ equity	601	366
Total equity	923	668	$ 385	$ 337
Total	10,663	9,599
Crown Cork & Seal Company, Inc.
Current assets
Cash and cash equivalents	424	559
Receivables, net	1,041	865
Inventories	1,385	1,245
Prepaid expenses and other current assets	224	172
Total current assets	3,074	2,841
Intercompany debt receivables	0	0
Investments	0	0
Goodwill and intangible assets	3,518	3,263
Property, plant and equipment, net	3,239	2,820
Other non-current assets	832	675
Total	10,663	9,599
Current liabilities
Short-term debt	62	33
Current maturities of long-term debt	64	161
Accounts payable and accrued liabilities	3,124	2,702
Total current liabilities	3,250	2,896
Long-term debt, excluding current maturities	5,217	4,717
Long-term intercompany debt	0	0
Postretirement and pension liabilities	588	620
Other non-current liabilities	685	698
Noncontrolling interests	322	302
Crown Holdings shareholders’ equity	601	366
Total equity	923	668
Total	10,663	9,599
Crown Cork & Seal Company, Inc. | Eliminations
Current assets
Cash and cash equivalents
Receivables, net
Inventories
Prepaid expenses and other current assets
Total current assets	0	0
Intercompany debt receivables	(3,604)	(3,447)
Investments	(6,568)	(5,772)
Goodwill and intangible assets
Property, plant and equipment, net
Other non-current assets
Total	(10,172)	(9,219)
Current liabilities
Short-term debt
Current maturities of long-term debt
Accounts payable and accrued liabilities
Total current liabilities	0	0
Long-term debt, excluding current maturities
Long-term intercompany debt	(3,604)	(3,447)
Postretirement and pension liabilities
Other non-current liabilities
Commitments and contingent liabilities
Noncontrolling interests
Crown Holdings shareholders’ equity	(6,568)	(5,772)
Total equity	(6,568)	(5,772)
Total	(10,172)	(9,219)
Crown Cork & Seal Company, Inc. | Parent
Current assets
Cash and cash equivalents
Receivables, net
Inventories
Prepaid expenses and other current assets		1
Total current assets		1
Intercompany debt receivables
Investments	3,120	2,857
Goodwill and intangible assets
Property, plant and equipment, net
Other non-current assets
Total	3,120	2,858
Current liabilities
Short-term debt
Current maturities of long-term debt
Accounts payable and accrued liabilities	22	23
Total current liabilities	22	23
Long-term debt, excluding current maturities
Long-term intercompany debt	2,497	2,469
Postretirement and pension liabilities
Other non-current liabilities
Commitments and contingent liabilities
Noncontrolling interests
Crown Holdings shareholders’ equity	601	366
Total equity	601	366
Total	3,120	2,858
Crown Cork & Seal Company, Inc. | Issuer
Current assets
Cash and cash equivalents
Receivables, net	9
Inventories
Prepaid expenses and other current assets
Total current assets	9
Intercompany debt receivables
Investments	3,448	2,915
Goodwill and intangible assets
Property, plant and equipment, net
Other non-current assets	283	447
Total	3,740	3,362
Current liabilities
Short-term debt
Current maturities of long-term debt
Accounts payable and accrued liabilities	41	40
Total current liabilities	41	40
Long-term debt, excluding current maturities	387	392
Long-term intercompany debt	1,107	978
Postretirement and pension liabilities
Other non-current liabilities	336	358
Commitments and contingent liabilities
Noncontrolling interests
Crown Holdings shareholders’ equity	1,869	1,594
Total equity	1,869	1,594
Total	3,740	3,362
Crown Cork & Seal Company, Inc. | Non- Guarantors
Current assets
Cash and cash equivalents	424	559
Receivables, net	1,032	865
Inventories	1,385	1,245
Prepaid expenses and other current assets	224	171
Total current assets	3,065	2,840
Intercompany debt receivables	3,604	3,447
Investments
Goodwill and intangible assets	3,518	3,263
Property, plant and equipment, net	3,239	2,820
Other non-current assets	549	228
Total	13,975	12,598
Current liabilities
Short-term debt	62	33
Current maturities of long-term debt	64	161
Accounts payable and accrued liabilities	3,061	2,639
Total current liabilities	3,187	2,833
Long-term debt, excluding current maturities	4,830	4,325
Long-term intercompany debt
Postretirement and pension liabilities	588	620
Other non-current liabilities	349	340
Commitments and contingent liabilities
Noncontrolling interests	322	302
Crown Holdings shareholders’ equity	4,699	4,178
Total equity	5,021	4,480
Total	13,975	12,598
Crown Americas, LLC, Crown Americas Capital Corp. And Crown Americas Capital Corp. II
Current assets
Cash and cash equivalents	424	559
Receivables, net	1,041	865
Intercompany receivables	0	0
Inventories	1,385	1,245
Prepaid expenses and other current assets	224	172
Total current assets	3,074	2,841
Intercompany debt receivables	0	0
Investments	0	0
Goodwill and intangible assets	3,518	3,263
Property, plant and equipment, net	3,239	2,820
Other non-current assets	832	675
Total	10,663	9,599
Current liabilities
Short-term debt	62	33
Current maturities of long-term debt	64	161
Accounts payable and accrued liabilities	3,124	2,702
Intercompany payables	0	0
Total current liabilities	3,250	2,896
Long-term debt, excluding current maturities	5,217	4,717
Long-term intercompany debt	0	0
Postretirement and pension liabilities	588	620
Other non-current liabilities	685	698
Commitments and contingent liabilities
Noncontrolling interests	322	302
Crown Holdings shareholders’ equity	601	366
Total equity	923	668
Total	10,663	9,599
Crown Americas, LLC, Crown Americas Capital Corp. And Crown Americas Capital Corp. II | Eliminations
Current assets
Cash and cash equivalents
Receivables, net
Intercompany receivables	(45)	(39)
Inventories
Prepaid expenses and other current assets
Total current assets	(45)	(39)
Intercompany debt receivables	(6,580)	(6,627)
Investments	(6,631)	(6,130)
Goodwill and intangible assets
Property, plant and equipment, net
Other non-current assets
Total	(13,256)	(12,796)
Current liabilities
Short-term debt
Current maturities of long-term debt
Accounts payable and accrued liabilities
Intercompany payables	(45)	(39)
Total current liabilities	(45)	(39)
Long-term debt, excluding current maturities
Long-term intercompany debt	(6,580)	(6,627)
Postretirement and pension liabilities
Other non-current liabilities
Commitments and contingent liabilities
Noncontrolling interests
Crown Holdings shareholders’ equity	(6,631)	(6,130)
Total equity	(6,631)	(6,130)
Total	(13,256)	(12,796)
Crown Americas, LLC, Crown Americas Capital Corp. And Crown Americas Capital Corp. II | Parent
Current assets
Cash and cash equivalents
Receivables, net
Intercompany receivables
Inventories
Prepaid expenses and other current assets		1
Total current assets		1
Intercompany debt receivables
Investments	3,120	2,857
Goodwill and intangible assets
Property, plant and equipment, net
Other non-current assets
Total	3,120	2,858
Current liabilities
Short-term debt
Current maturities of long-term debt
Accounts payable and accrued liabilities	22	23
Intercompany payables
Total current liabilities	22	23
Long-term debt, excluding current maturities
Long-term intercompany debt	2,497	2,469
Postretirement and pension liabilities
Other non-current liabilities
Commitments and contingent liabilities
Noncontrolling interests
Crown Holdings shareholders’ equity	601	366
Total equity	601	366
Total	3,120	2,858
Crown Americas, LLC, Crown Americas Capital Corp. And Crown Americas Capital Corp. II | Issuer
Current assets
Cash and cash equivalents	36	83
Receivables, net		3
Intercompany receivables
Inventories
Prepaid expenses and other current assets	2	2
Total current assets	38	88
Intercompany debt receivables	2,523	2,703
Investments	2,479	2,319
Goodwill and intangible assets
Property, plant and equipment, net	1	1
Other non-current assets	11	3
Total	5,052	5,114
Current liabilities
Short-term debt
Current maturities of long-term debt	23	118
Accounts payable and accrued liabilities	31	32
Intercompany payables
Total current liabilities	54	150
Long-term debt, excluding current maturities	2,094	2,258
Long-term intercompany debt	1,411	1,328
Postretirement and pension liabilities
Other non-current liabilities
Commitments and contingent liabilities
Noncontrolling interests
Crown Holdings shareholders’ equity	1,493	1,378
Total equity	1,493	1,378
Total	5,052	5,114
Crown Americas, LLC, Crown Americas Capital Corp. And Crown Americas Capital Corp. II | Guarantors
Current assets
Cash and cash equivalents	3
Receivables, net	29	20
Intercompany receivables	32	33
Inventories	347	313
Prepaid expenses and other current assets	17	13
Total current assets	428	379
Intercompany debt receivables	3,325	3,234
Investments	1,032	954
Goodwill and intangible assets	466	469
Property, plant and equipment, net	515	496
Other non-current assets	311	464
Total	6,077	5,996
Current liabilities
Short-term debt
Current maturities of long-term debt	3
Accounts payable and accrued liabilities	619	577
Intercompany payables	13	6
Total current liabilities	635	583
Long-term debt, excluding current maturities	408	392
Long-term intercompany debt	2,454	2,624
Postretirement and pension liabilities	373	422
Other non-current liabilities	338	381
Commitments and contingent liabilities
Noncontrolling interests
Crown Holdings shareholders’ equity	1,869	1,594
Total equity	1,869	1,594
Total	6,077	5,996
Crown Americas, LLC, Crown Americas Capital Corp. And Crown Americas Capital Corp. II | Non- Guarantors
Current assets
Cash and cash equivalents	385	476
Receivables, net	1,012	842
Intercompany receivables	13	6
Inventories	1,038	932
Prepaid expenses and other current assets	205	156
Total current assets	2,653	2,412
Intercompany debt receivables	732	690
Investments
Goodwill and intangible assets	3,052	2,794
Property, plant and equipment, net	2,723	2,323
Other non-current assets	510	208
Total	9,670	8,427
Current liabilities
Short-term debt	62	33
Current maturities of long-term debt	38	43
Accounts payable and accrued liabilities	2,452	2,070
Intercompany payables	32	33
Total current liabilities	2,584	2,179
Long-term debt, excluding current maturities	2,715	2,067
Long-term intercompany debt	218	206
Postretirement and pension liabilities	215	198
Other non-current liabilities	347	317
Commitments and contingent liabilities
Noncontrolling interests	322	302
Crown Holdings shareholders’ equity	3,269	3,158
Total equity	3,591	3,460
Total	$ 9,670	$ 8,427